Third Quarter Report
September 30, 2023 (Unaudited)
Tri-Continental Corporation
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Tri-Continental Corporation, September 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 70.0%
Issuer	Shares	Value ($)
Communication Services 5.5%
Diversified Telecommunication Services 0.5%
AT&T, Inc.	310,000	4,656,200
Verizon Communications, Inc.	135,000	4,375,350
Total		9,031,550
Entertainment 0.1%
Electronic Arts, Inc.	10,639	1,280,936
Interactive Media & Services 4.4%
Alphabet, Inc., Class A(a)	342,846	44,864,827
Meta Platforms, Inc., Class A(a)	91,347	27,423,283
Total		72,288,110
Media 0.5%
Comcast Corp., Class A	145,000	6,429,300
Fox Corp., Class A	38,478	1,200,514
Total		7,629,814
Total Communication Services		90,230,410
Consumer Discretionary 6.2%
Automobiles 0.4%
Tesla, Inc.(a)	29,158	7,295,915
Broadline Retail 1.8%
Amazon.com, Inc.(a)	108,727	13,821,376
eBay, Inc.	239,667	10,566,918
Macy’s, Inc.	385,000	4,469,850
Total		28,858,144
Hotels, Restaurants & Leisure 1.5%
Booking Holdings, Inc.(a)	3,186	9,825,465
Darden Restaurants, Inc.	27,500	3,938,550
Expedia Group, Inc.(a)	18,233	1,879,275
MGM Resorts International	90,126	3,313,032
Royal Caribbean Cruises Ltd.(a)	61,970	5,709,916
Total		24,666,238
Household Durables 1.1%
Lennar Corp., Class A	79,189	8,887,381
Newell Brands, Inc.	325,000	2,934,750
PulteGroup, Inc.	90,032	6,666,870
Total		18,489,001
Common Stocks (continued)
Issuer	Shares	Value ($)
Specialty Retail 1.4%
Best Buy Co., Inc.	62,348	4,331,316
Home Depot, Inc. (The)	13,500	4,079,160
O’Reilly Automotive, Inc.(a)	7,090	6,443,817
TJX Companies, Inc. (The)	81,817	7,271,895
Total		22,126,188
Total Consumer Discretionary		101,435,486
Consumer Staples 4.5%
Consumer Staples Distribution & Retail 1.2%
Kroger Co. (The)	25,723	1,151,104
Walmart, Inc.	115,612	18,489,827
Total		19,640,931
Food Products 1.5%
Archer-Daniels-Midland Co.	164,557	12,410,889
General Mills, Inc.	52,499	3,359,411
Kraft Heinz Co. (The)	265,000	8,914,600
Total		24,684,900
Household Products 0.1%
Procter & Gamble Co. (The)	15,162	2,211,529
Personal Care Products 0.3%
Kenvue, Inc.	200,000	4,016,000
Tobacco 1.4%
Altria Group, Inc.	346,616	14,575,203
Philip Morris International, Inc.	92,500	8,563,650
Total		23,138,853
Total Consumer Staples		73,692,213
Energy 4.5%
Oil, Gas & Consumable Fuels 4.5%
Chesapeake Energy Corp.	52,500	4,527,075
Chevron Corp.	55,000	9,274,100
Exxon Mobil Corp.	231,933	27,270,682
Marathon Petroleum Corp.	84,215	12,745,098
Pioneer Natural Resources Co.	37,500	8,608,125
Valero Energy Corp.	86,588	12,270,386
Total		74,695,466
Total Energy		74,695,466
2	Tri-Continental Corporation | Third Quarter Report 2023

Portfolio of Investments   (continued)
Tri-Continental Corporation, September 30, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 10.4%
Banks 2.4%
Citigroup, Inc.	228,430	9,395,326
JPMorgan Chase & Co.	60,000	8,701,200
M&T Bank Corp.	70,000	8,851,500
New York Community Bancorp, Inc.	425,000	4,819,500
Wells Fargo & Co.	193,477	7,905,470
Total		39,672,996
Capital Markets 3.3%
Ares Capital Corp.	450,000	8,761,500
Blackstone Secured Lending Fund	235,000	6,429,600
Carlyle Group, Inc. (The)	140,000	4,222,400
CME Group, Inc.	21,815	4,367,799
Morgan Stanley	227,195	18,555,016
State Street Corp.	176,203	11,798,553
Total		54,134,868
Consumer Finance 0.3%
Synchrony Financial	168,645	5,155,478
Financial Services 1.5%
Clovis Liquidation Trust(a),(b),(c)	9,371,357	796,565
Fiserv, Inc.(a)	38,600	4,360,256
MasterCard, Inc., Class A	26,862	10,634,934
Visa, Inc., Class A	36,359	8,362,934
Total		24,154,689
Insurance 2.1%
Marsh & McLennan Companies, Inc.	84,183	16,020,025
MetLife, Inc.	291,813	18,357,956
Total		34,377,981
Mortgage Real Estate Investment Trusts (REITS) 0.8%
Blackstone Mortgage Trust, Inc.	300,000	6,525,000
Starwood Property Trust, Inc.	325,000	6,288,750
Total		12,813,750
Total Financials		170,309,762
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 9.7%
Biotechnology 2.3%
AbbVie, Inc.	116,081	17,303,034
Amgen, Inc.	34,313	9,221,962
BioMarin Pharmaceutical, Inc.(a)	25,654	2,269,866
Regeneron Pharmaceuticals, Inc.(a)	5,610	4,616,805
Vertex Pharmaceuticals, Inc.(a)	13,950	4,850,973
Total		38,262,640
Health Care Equipment & Supplies 2.5%
Abbott Laboratories	111,213	10,770,979
Align Technology, Inc.(a)	32,082	9,795,276
Baxter International, Inc.	107,500	4,057,050
Hologic, Inc.(a)	148,861	10,330,954
Medtronic PLC	77,500	6,072,900
Total		41,027,159
Health Care Providers & Services 2.0%
Cardinal Health, Inc.	151,327	13,138,210
CVS Health Corp.	79,352	5,540,357
Humana, Inc.	27,256	13,260,589
Total		31,939,156
Pharmaceuticals 2.9%
Bristol-Myers Squibb Co.	369,388	21,439,279
Merck & Co., Inc.	82,500	8,493,375
Pfizer, Inc.	270,682	8,978,522
Viatris, Inc.	884,307	8,719,267
Total		47,630,443
Total Health Care		158,859,398
Industrials 5.6%
Aerospace & Defense 1.0%
Lockheed Martin Corp.	28,561	11,680,307
RTX Corp.	77,500	5,577,675
Total		17,257,982
Air Freight & Logistics 1.2%
FedEx Corp.	43,600	11,550,512
United Parcel Service, Inc., Class B	47,500	7,403,825
Total		18,954,337
Building Products 0.1%
Masco Corp.	42,282	2,259,973

Tri-Continental Corporation | Third Quarter Report 2023	3

Portfolio of Investments   (continued)
Tri-Continental Corporation, September 30, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Ground Transportation 0.2%
Union Pacific Corp.	20,000	4,072,600
Machinery 2.2%
AGCO Corp.	35,000	4,139,800
Caterpillar, Inc.	48,547	13,253,331
Parker-Hannifin Corp.	33,537	13,063,332
Stanley Black & Decker, Inc.	62,500	5,223,750
Total		35,680,213
Professional Services 0.9%
Automatic Data Processing, Inc.	60,728	14,609,942
Total Industrials		92,835,047
Information Technology 16.6%
Communications Equipment 1.7%
Cisco Systems, Inc.	520,713	27,993,531
Electronic Equipment, Instruments & Components 0.4%
Corning, Inc.	200,000	6,094,000
IT Services 0.5%
International Business Machines Corp.	60,000	8,418,000
Semiconductors & Semiconductor Equipment 4.4%
Advanced Micro Devices, Inc.(a)	35,810	3,681,984
Applied Materials, Inc.	11,776	1,630,387
Broadcom, Inc.	10,000	8,305,800
Lam Research Corp.	25,383	15,909,303
NVIDIA Corp.	38,330	16,673,167
QUALCOMM, Inc.	163,936	18,206,732
Texas Instruments, Inc.	50,000	7,950,500
Total		72,357,873
Software 5.6%
Adobe, Inc.(a)	37,332	19,035,587
Autodesk, Inc.(a)	67,504	13,967,252
Fortinet, Inc.(a)	162,863	9,556,801
Microsoft Corp.	159,037	50,215,933
Total		92,775,573
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 4.0%
Apple, Inc.(d)	341,196	58,416,167
Diebold Nixdorf, Inc.(a)	44,011	833,568
HP, Inc.	225,000	5,782,500
Total		65,032,235
Total Information Technology		272,671,212
Materials 2.4%
Chemicals 1.5%
CF Industries Holdings, Inc.	55,202	4,733,020
Dow, Inc.	165,000	8,507,400
Mosaic Co. (The)	171,674	6,111,594
Nutrien Ltd.	70,000	4,323,200
Total		23,675,214
Metals & Mining 0.9%
Newmont Corp.	115,000	4,249,250
Nucor Corp.	23,683	3,702,837
Steel Dynamics, Inc.	65,432	7,015,619
Total		14,967,706
Total Materials		38,642,920
Real Estate 2.8%
Hotel & Resort REITs 0.2%
Host Hotels & Resorts, Inc.	245,839	3,950,633
Industrial REITs 0.3%
Prologis, Inc.	37,500	4,207,875
Office REITs 0.3%
Boston Properties, Inc.	75,000	4,461,000
Real Estate Management & Development 0.0%
WeWork, Inc., Class A(a)	24,300	73,143
Residential REITs 0.3%
Invitation Homes, Inc.	150,000	4,753,500
Retail REITs 0.5%
Realty Income Corp.	85,000	4,244,900
Simon Property Group, Inc.	40,000	4,321,200
Total		8,566,100

4	Tri-Continental Corporation | Third Quarter Report 2023

Portfolio of Investments   (continued)
Tri-Continental Corporation, September 30, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Specialized REITs 1.2%
American Tower Corp.	22,500	3,700,125
SBA Communications Corp.	62,396	12,489,807
VICI Properties, Inc.	150,000	4,365,000
Total		20,554,932
Total Real Estate		46,567,183
Utilities 1.8%
Electric Utilities 1.5%
American Electric Power Co., Inc.	136,727	10,284,605
Duke Energy Corp.	45,000	3,971,700
Entergy Corp.	40,000	3,700,000
Evergy, Inc.	104,973	5,322,131
PG&E Corp.(a)	72,100	1,162,973
Total		24,441,409
Multi-Utilities 0.3%
DTE Energy Co.	45,000	4,467,600
Total Utilities		28,909,009
Total Common Stocks (Cost $928,530,652)		1,148,848,106

Convertible Bonds 7.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Airlines 0.2%
American Airlines Group, Inc.
07/01/2025	6.500%	3,700,000	3,947,900
Automotive 0.2%
Lucid Group, Inc.(e)
12/15/2026	1.250%	2,000,000	1,201,000
Rivian Automotive, Inc.(e)
03/15/2029	4.625%	2,000,000	2,896,000
Total			4,097,000
Cable and Satellite 0.5%
DISH Network Corp.
Subordinated
08/15/2026	3.375%	12,500,000	7,512,500
Consumer Products 0.3%
Beauty Health Co. (The)(e)
10/01/2026	1.250%	5,300,000	4,120,750
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Diversified Manufacturing 0.5%
Bloom Energy Corp.(e)
06/01/2028	3.000%	4,000,000	3,992,400
Greenbrier Companies, Inc. (The)
04/15/2028	2.875%	4,500,000	4,239,000
Total			8,231,400
Electric 0.5%
Duke Energy Corp.(e)
04/15/2026	4.125%	4,500,000	4,367,250
FirstEnergy Corp.(e)
05/01/2026	4.000%	4,500,000	4,331,250
Total			8,698,500
Finance Companies 0.2%
Bread Financial Holdings, Inc.(e)
06/15/2028	4.250%	3,500,000	3,773,350
Health Care 0.3%
CONMED Corp.
06/15/2027	2.250%	4,500,000	4,284,000
Healthcare REIT 0.3%
Welltower OP LLC(e)
05/15/2028	2.750%	4,200,000	4,286,249
Independent Energy 0.0%
Chesapeake Energy Escrow
09/15/2026	0.000%	9,000,000	180,000
Leisure 0.5%
NCL Corp., Ltd.
02/15/2027	2.500%	5,000,000	4,310,000
Royal Caribbean Cruises Ltd.
08/15/2025	6.000%	2,000,000	3,943,000
Total			8,253,000
Media and Entertainment 0.3%
fuboTV, Inc.
02/15/2026	3.250%	7,000,000	4,606,000
Other Financial Institutions 0.3%
RWT Holdings, Inc.
10/01/2025	5.750%	6,000,000	5,552,161
Other REIT 0.8%
PennyMac Corp.
03/15/2026	5.500%	9,500,000	8,526,250
Redwood Trust, Inc.
06/15/2027	7.750%	1,000,000	894,375

Tri-Continental Corporation | Third Quarter Report 2023	5

Portfolio of Investments   (continued)
Tri-Continental Corporation, September 30, 2023 (Unaudited)
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Starwood Property Trust, Inc.
07/15/2027	6.750%	4,200,000	4,302,900
Total			13,723,525
Other Utility 0.2%
American Water Capital Corp.(e)
06/15/2026	3.625%	4,200,000	4,047,960
Pharmaceuticals 0.8%
BridgeBio Pharma, Inc.
02/01/2029	2.250%	5,500,000	4,097,500
Cytokinetics, Inc.
07/01/2027	3.500%	4,500,000	3,816,450
Mirum Pharmaceuticals, Inc.(e)
05/01/2029	4.000%	3,500,000	4,420,937
Total			12,334,887
Retailers 0.4%
Farfetch Ltd.
05/01/2027	3.750%	5,300,000	2,815,890
Wayfair, Inc.
09/15/2027	3.250%	2,661,000	3,203,844
Total			6,019,734
Technology 0.7%
2U, Inc.
05/01/2025	2.250%	6,500,000	3,880,500
CSG Systems International, Inc.(e)
09/15/2028	3.875%	4,398,000	4,279,694
Infinera Corp.
08/01/2028	3.750%	4,200,000	3,910,979
Total			12,071,173
Transportation Services 0.3%
Air Transport Services Group, Inc.(e)
08/15/2029	3.875%	4,400,000	4,318,600
Total Convertible Bonds (Cost $128,110,038)			120,058,689

Convertible Preferred Stocks 2.8%
Issuer		Shares	Value ($)
Financials 1.2%
Banks 0.4%
Bank of America Corp.(f)	7.250%	7,000	7,787,500
Capital Markets 0.2%
AMG Capital Trust II	5.150%	62,500	2,934,375
Convertible Preferred Stocks (continued)
Issuer		Shares	Value ($)
Financial Services 0.6%
Apollo Global Management, Inc.	6.750%	175,000	9,621,500
Total Financials			20,343,375
Industrials 0.5%
Machinery 0.3%
Chart Industries, Inc., ADR	6.750%	65,000	4,368,650
Professional Services 0.2%
Clarivate PLC	5.250%	120,000	3,512,400
Total Industrials			7,881,050
Utilities 1.1%
Electric Utilities 0.4%
NextEra Energy, Inc.	6.926%	200,000	7,528,000
Gas Utilities 0.7%
Spire, Inc.	7.500%	130,000	5,652,527
UGI Corp.	7.250%	92,500	5,226,250
Total			10,878,777
Total Utilities			18,406,777
Total Convertible Preferred Stocks (Cost $53,074,995)			46,631,202

Corporate Bonds & Notes 17.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 1.0%
Bombardier, Inc.(e)
06/15/2026	7.125%	8,200,000	7,945,766
Rolls-Royce PLC(e)
10/15/2027	5.750%	4,167,000	4,015,092
Spirit AeroSystems, Inc.(e)
04/15/2025	7.500%	4,500,000	4,420,032
Total			16,380,890
Airlines 0.2%
American Airlines, Inc.(e)
02/15/2028	7.250%	4,200,000	4,015,766
Automotive 0.3%
Ford Motor Credit Co. LLC
03/06/2026	6.950%	4,350,000	4,339,173
Cable and Satellite 0.4%
Comcast Corp.
08/15/2025	3.375%	4,500,000	4,327,020

6	Tri-Continental Corporation | Third Quarter Report 2023

Portfolio of Investments   (continued)
Tri-Continental Corporation, September 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Telesat Canada/LLC(e)
10/15/2027	6.500%	5,286,000	2,739,577
Total			7,066,597
Chemicals 0.5%
Innophos Holdings, Inc.(e)
02/15/2028	9.375%	4,300,000	4,131,533
Olympus Water US Holding Corp.(e)
10/01/2029	6.250%	5,500,000	4,328,791
Total			8,460,324
Construction Machinery 0.3%
PECF USS Intermediate Holding III Corp.(e)
11/15/2029	8.000%	7,800,000	4,231,269
Consumer Cyclical Services 0.3%
Staples, Inc.(e)
04/15/2026	7.500%	5,000,000	4,112,830
Consumer Products 0.9%
Mattel, Inc.(e)
04/01/2029	3.750%	3,100,000	2,697,769
Mattel, Inc.
10/01/2040	6.200%	1,430,000	1,267,362
11/01/2041	5.450%	745,000	610,946
Newell Brands, Inc.
09/15/2027	6.375%	2,900,000	2,765,724
09/15/2029	6.625%	2,900,000	2,770,262
SWF Escrow Issuer Corp.(e)
10/01/2029	6.500%	7,500,000	4,797,933
Total			14,909,996
Electric 0.3%
DTE Energy Co.
11/01/2024	4.220%	4,500,000	4,417,290
Food and Beverage 0.7%
Triton Water Holdings, Inc.(e)
04/01/2029	6.250%	8,442,000	6,906,838
United Natural Foods, Inc.(e)
10/15/2028	6.750%	6,280,000	4,789,825
Total			11,696,663
Gaming 0.4%
Scientific Games Holdings LP/US FinCo, Inc.(e)
03/01/2030	6.625%	8,500,000	7,335,263
Health Care 1.4%
CVS Health Corp.
07/20/2045	5.125%	4,500,000	3,785,403
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Quotient Ltd.(b),(c),(e),(g)
04/15/2030	12.000%	2,683,963	2,683,963
Star Parent, Inc.(e)
10/01/2030	9.000%	4,190,000	4,234,204
Surgery Center Holdings, Inc.(e)
07/01/2025	6.750%	4,200,000	4,175,338
Tenet Healthcare Corp.
10/01/2028	6.125%	8,500,000	7,977,081
Total			22,855,989
Independent Energy 1.5%
Hilcorp Energy I LP/Finance Co.(e)
04/15/2030	6.000%	9,000,000	8,101,157
Occidental Petroleum Corp.
07/15/2044	4.500%	6,500,000	4,611,316
04/15/2046	4.400%	7,800,000	5,722,692
Southwestern Energy Co.
02/01/2029	5.375%	6,763,000	6,225,159
Total			24,660,324
Leisure 1.1%
Carnival Corp.(e)
05/01/2029	6.000%	10,000,000	8,539,519
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
10/01/2028	6.500%	4,400,000	4,170,616
NCL Corp., Ltd.(e)
02/15/2029	7.750%	6,000,000	5,569,576
Total			18,279,711
Media and Entertainment 1.5%
Clear Channel Outdoor Holdings, Inc.(e)
04/15/2028	7.750%	10,000,000	7,983,856
Deluxe Corp.(e)
06/01/2029	8.000%	5,000,000	4,127,256
Lions Gate Capital Holdings LLC(e)
04/15/2029	5.500%	12,000,000	7,921,386
Mav Acquisition Corp.(e)
08/01/2029	8.000%	5,500,000	4,749,316
Total			24,781,814
Oil Field Services 0.9%
Nabors Industries Ltd.(e)
01/15/2026	7.250%	4,400,000	4,237,888
01/15/2028	7.500%	1,754,000	1,619,450
Transocean Aquila Ltd.(e),(h)
09/30/2028	8.000%	4,200,000	4,200,019

Tri-Continental Corporation | Third Quarter Report 2023	7

Portfolio of Investments   (continued)
Tri-Continental Corporation, September 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Transocean Titan Financing Ltd.(e)
02/01/2028	8.375%	4,313,000	4,386,362
Total			14,443,719
Other Financial Institutions 0.0%
WeWork Companies, Inc.(e),(g)
08/15/2027	12.000%	4,500,000	382,465
Packaging 0.7%
ARD Finance SA(e),(g)
06/30/2027	6.500%	5,832,350	4,403,424
Mauser Packaging Solutions Holding Co.(e)
04/15/2027	9.250%	9,000,000	7,868,793
Total			12,272,217
Pharmaceuticals 0.7%
1375209 BC Ltd.(e)
01/30/2028	9.000%	1,415,000	1,401,119
Amgen, Inc.
03/02/2025	5.250%	4,500,000	4,466,182
Bausch Health Companies, Inc.(e)
09/30/2028	11.000%	2,515,000	1,702,682
10/15/2030	14.000%	502,000	297,753
Organon Finance 1 LLC(e)
04/30/2031	5.125%	5,000,000	4,009,645
Total			11,877,381
Restaurants 0.5%
Fertitta Entertainment LLC/Finance Co., Inc.(e)
01/15/2030	6.750%	10,000,000	8,147,804
Retailers 1.0%
Academy Ltd.(e)
11/15/2027	6.000%	4,867,000	4,585,241
Hanesbrands, Inc.(e)
02/15/2031	9.000%	4,200,000	3,995,526
L Brands, Inc.(e)
10/01/2030	6.625%	4,500,000	4,214,425
Magic MergeCo, Inc.(e)
05/01/2029	7.875%	6,000,000	3,933,713
Total			16,728,905
Supermarkets 0.3%
Safeway, Inc.
02/01/2031	7.250%	4,512,000	4,657,643
Technology 2.6%
Cloud Software Group, Inc.(e)
09/30/2029	9.000%	4,500,000	3,921,614
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Consensus Cloud Solutions, Inc.(e)
10/15/2026	6.000%	5,000,000	4,606,307
Minerva Merger Sub, Inc.(e)
02/15/2030	6.500%	8,000,000	6,680,718
Neptune Bidco US, Inc.(e)
04/15/2029	9.290%	7,254,000	6,574,363
NortonLifeLock, Inc.(e)
09/30/2027	6.750%	5,500,000	5,388,740
09/30/2030	7.125%	3,000,000	2,958,354
Picard Midco, Inc.(e)
03/31/2029	6.500%	5,000,000	4,395,884
Rocket Software, Inc.(e)
02/15/2029	6.500%	8,875,000	7,311,697
Total			41,837,677
Transportation Services 0.3%
XPO, Inc.(e)
06/01/2028	6.250%	4,600,000	4,442,552
Total Corporate Bonds & Notes (Cost $333,732,665)			292,334,262

Preferred Debt 0.3%
Issuer	Coupon Rate	Shares	Value ($)
Banking 0.3%
Citigroup Capital XIII(i)
10/30/2040	12.001%	150,000	4,399,500
Total Preferred Debt (Cost $3,917,075)			4,399,500

Warrants —%
Issuer	Shares	Value ($)
Health Care —%
Health Care Equipment & Supplies —%
Quotient Ltd.(a),(c)	39,425	0
Quotient Ltd.(a),(c)	181,609	0
Total		0
Total Health Care		0
Total Warrants (Cost $—)		0

8	Tri-Continental Corporation | Third Quarter Report 2023

Portfolio of Investments   (continued)
Tri-Continental Corporation, September 30, 2023 (Unaudited)
Money Market Funds 1.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.515%(j),(k)	24,799,046	24,791,606
Total Money Market Funds (Cost $24,787,981)		24,791,606
Total Investments in Securities (Cost: $1,472,153,406)		1,637,063,365
Other Assets & Liabilities, Net		5,159,044
Net Assets		1,642,222,409
At September 30, 2023, securities and/or cash totaling $1,335,438 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	63	12/2023	USD	13,625,325	—	(567,314)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Directors. At September 30, 2023, the total value of these securities amounted to $3,480,528, which represents 0.21% of total net assets.
(c)	Valuation based on significant unobservable inputs.
(d)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(e)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2023, the total value of these securities amounted to $276,255,833, which represents 16.82% of total net assets.
(f)	Perpetual security with no specified maturity date.
(g)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(h)	Represents a security purchased on a when-issued basis.
(i)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of September 30, 2023.
(j)	The rate shown is the seven-day current annualized yield at September 30, 2023.
(k)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.515%
	16,252,323	224,068,586	(215,530,934)	1,631	24,791,606	(5,035)	1,094,683	24,799,046
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Tri-Continental Corporation | Third Quarter Report 2023	9

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT240_12_N01_(11/23)